BLACKROCK FUNDS
SM
BlackRock Advantage ESG International Equity Fund
BlackRock Advantage ESG Emerging Markets Equity Fund
(each, a “Fund” and together, the “Funds”)
Supplement dated September 2, 2021 to the Summary Prospectuses, the Prospectuses and the Statement of Additional Information (“SAI”) of the Funds, each dated August 27, 2021, as supplemented to date
The Board of Trustees (the “Board”) of BlackRock Funds
SM
, on behalf of the Funds, recently approved certain changes to each Fund. In particular, the Board approved a change in the name of BlackRock Advantage ESG International Equity Fund to “BlackRock Sustainable Advantage International Equity Fund,” a change in the name of BlackRock Advantage ESG Emerging Markets Equity Fund to “BlackRock Sustainable Advantage Emerging Markets Equity Fund,” and certain changes to each Fund’s investment objective, investment
process and investment strategies. These changes are expected to become effective on or about December 1, 2021.
Accordingly, effective on or about December 1, 2021, the following changes are made to the Funds’ Summary Prospectuses, Prospectuses and SAI, as applicable:
All references to “BlackRock Advantage ESG International Equity Fund” are changed to “BlackRock Sustainable Advantage International Equity Fund” to reflect the Fund’s new name.
All references to “BlackRock Advantage ESG Emerging Markets Equity Fund” are changed to “BlackRock Sustainable Advantage Emerging Markets Equity Fund” to reflect the Fund’s new name.
The section of the Summary Prospectuses entitled “Key Facts About BlackRock Advantage ESG International Equity Fund — Investment Objective” and “Key Facts About BlackRock Advantage ESG Emerging Markets Equity Fund — Investment Objective,” the sections of the Prospectuses entitled “Fund Overview — Key Facts About BlackRock Advantage ESG International Equity Fund — Investment Objective” and “Fund Overview — Key Facts About BlackRock Advantage ESG Emerging Markets Equity Fund — Investment Objective,” and the first paragraph of the section entitled “Details About the Funds — How Each Fund Invests — Investment Objective” are deleted in their entirety and replaced with the following:
The investment objective of the Fund is to seek to provide long-term capital appreciation while seeking to maintain certain environmental, social and governance (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.
The section of the Summary Prospectuses entitled “Key Facts About BlackRock Advantage ESG International Equity Fund — Principal Investment Strategies of the Fund” and the section of the Prospectuses entitled “Fund Overview — Key Facts About BlackRock Advantage ESG International Equity Fund — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in
non-U.S.
equity securities and equity-like instruments of companies that are components of, or have characteristics similar to, the companies included in the MSCI EAFE Index (the “Benchmark”) and derivatives that are tied economically to securities of the Benchmark. The Benchmark is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. As of July 31, 2021, the issuers in the Benchmark have a market capitalization ranging from $17.4 billion to $404.3 billion.
Equity securities include common stock, preferred stock and convertible securities. The Fund primarily seeks to buy common stock and may also invest in preferred stock and convertible securities.

The Fund seeks to maintain certain ESG characteristics, climate risk exposure and climate opportunities relative to the Benchmark. Specifically, the Fund generally seeks to invest in a portfolio of equity securities that, in BlackRock’s view, (i) has an aggregate ESG assessment that is better than the aggregate ESG assessment of the Benchmark, (ii) has an aggregate carbon emissions assessment that is lower than that of the Benchmark, and (iii) in the aggregate, includes issuers that BlackRock believes are better positioned to capture climate opportunities relative to the issuers in the Benchmark.
BlackRock seeks to utilize exclusionary screens in determining the investment universe and to incorporate investment insights related to ESG characteristics in the portfolio construction process.
To determine the Fund’s investable universe, BlackRock will first seek to screen out certain companies or industries based on certain ESG criteria determined by BlackRock. Such screening criteria principally includes: (i) issuers engaged in the production of controversial weapons; (ii) issuers that derive more than five percent of revenue from the production of civilian firearms; (iii) issuers engaged in the production of tobacco-related products; (iv) issuers that derive certain revenue from thermal coal generation or more than five percent of revenue from thermal coal mining, unless the Fund is investing in green bonds of such issuers; and (v) issuers that derive more than five percent of revenue from oil sands extraction. The Fund’s screening criteria is measured at the time of investment and is dependent upon information and data that may be incomplete, inaccurate or unavailable. This screening criteria is subject to change over time at BlackRock’s discretion.
The Fund then seeks to pursue its investment objective by investing in equity securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks which the Fund can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. The investment process is driven with systematic and quantitative implementation based on an issuer’s expected returns, which include measurable ESG characteristics, risk and transaction costs, as determined by BlackRock’s proprietary research.
BlackRock then constructs and rebalances the portfolio’s weightings by integrating its investment insights with the model-based optimization process. Certain of the investment insights relate to ESG characteristics in BlackRock-defined categories, including, but not limited to, (i) superior growth characteristics of issuers, (ii) risk mitigation characteristics of issuers, (iii) themes related to social matters and (iv) economic transition, which includes, but is not limited to, environmental considerations. Examples of such ESG characteristics include management quality, governance, controversies at issuers, public health analytics and an issuer’s innovation-oriented research and development. The ESG characteristics utilized in the portfolio construction process may change over time and one or more characteristics may not be relevant to all issuers that are eligible for investment.
From time to time, the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”). The Fund will invest in securities of non-U.S. issuers that can be U.S. dollar based or non-U.S. dollar based on a hedged or unhedged basis. The Fund may enter into currency transactions on a hedged or unhedged basis in order to seek total return.
The Fund may use derivatives, including options, futures, swaps (including, but not limited to, total return swaps, some of which may be referred to as contracts for difference) and forward contracts, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index, including but not limited to the Benchmark. The use of options, futures, swaps and forward contracts can be effective in protecting or enhancing the value of the Fund’s assets.

The section of the Prospectuses entitled “Details About the Funds — How Each Fund Invests — Principal Investment Strategies — Advantage ESG International Equity” is deleted in its entirety and replaced with the following:
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in
non-U.S.
equity securities and equity-like instruments of companies that are components of, or have characteristics similar to, the companies included in the MSCI EAFE Index (the “Benchmark”) and derivatives that are tied economically to securities of the Benchmark. The Benchmark is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. As of July 31, 2021, the issuers in the Benchmark have a market capitalization ranging from $17.4 billion to $404.3 billion.
Equity securities include common stock, preferred stock and convertible securities. The Fund primarily seeks to buy common stock and may also invest in preferred stock and convertible securities.
The Fund seeks to maintain certain ESG characteristics, climate risk exposure and climate opportunities relative to the Benchmark. Specifically, the Fund generally seeks to invest in a portfolio of equity securities that, in BlackRock’s view, (i) has an aggregate ESG assessment that is better than the aggregate ESG assessment of the Benchmark, (ii) has an aggregate carbon emissions assessment that is lower than that of the Benchmark, and (iii) in the aggregate, includes issuers that BlackRock believes are better positioned to capture climate opportunities relative to the issuers in the Benchmark.
From time to time, the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”). The Fund will invest in securities of non-U.S. issuers that can be U.S. dollar based or non-U.S. dollar based on a hedged or unhedged basis. The Fund may enter into currency transactions on a hedged or unhedged basis in order to seek total return.
The Fund may use derivatives, including options, futures, swaps (including, but not limited to, total return swaps, some of which may be referred to as contracts for difference) and forward contracts, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index, including but not limited to the Benchmark. The use of options, futures, swaps and forward contracts can be effective in protecting or enhancing the value of the Fund’s assets.
The section of the Summary Prospectuses entitled “Key Facts About BlackRock Advantage ESG Emerging Markets Equity Fund — Principal Investment Strategies of the Fund” and the section of the Prospectuses entitled “Fund Overview — Key Facts About BlackRock Advantage ESG Emerging Markets Equity Fund — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by, or tied economically to, companies in emerging markets and derivatives that have similar economic characteristics to such securities. BlackRock considers an emerging market country to include any country that is: (1) generally recognized to be an emerging market country by the international financial community, including the World Bank; (2) classified by the United Nations as a developing country; or (3) included in the MSCI Emerging Markets Index (the “Benchmark”). BlackRock determines that an investment is tied economically to an emerging market if such investment satisfies one or more of the following conditions: (1) the issuer’s primary trading market is in an emerging market; (2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in emerging markets; or (3) the investment is included in an index representative of emerging markets.

Generally, the Fund will invest in equities or other financial instruments that are components of, or have characteristics similar to, the securities included in the Benchmark. The Benchmark is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. As of July 31, 2021, the issuers in the Benchmark have a market capitalization ranging from $2.5 billion to $1.9 trillion.
Equity securities include common stock, preferred stock and convertible securities. The Fund primarily seeks to buy common stock and may also invest in preferred stock and convertible securities.
The Fund seeks to achieve certain objectives related to environmental, social and governance (“ESG”) characteristics, climate risk and climate opportunities. Specifically, the Fund seeks to invest in a portfolio of equity securities that, in BlackRock’s view, (i) has an aggregate ESG assessment that is better than the aggregate ESG assessment of the Benchmark, (ii) has an aggregate carbon emissions assessment that is lower than that of the Benchmark, and (iii) in the aggregate, identifies issuers that BlackRock believes are better positioned to capture climate opportunities relative to the issuers in the Benchmark.
BlackRock seeks to utilize exclusionary screens in determining the investment universe and to incorporate investment insights related to ESG characteristics in the portfolio construction process.
To determine the Fund’s investable universe, BlackRock will first seek to screen out certain companies or industries based on certain ESG criteria determined by BlackRock. Such screening criteria principally includes: (i) issuers engaged in the production of controversial weapons; (ii) issuers that derive more than five percent of revenue from the production of civilian firearms; (iii) issuers engaged in the production of tobacco-related products; (iv) issuers that derive certain revenue from thermal coal generation or more than five percent of revenue from thermal coal mining, unless the Fund is investing in green bonds of such issuers; and (v) issuers that derive more than five percent of revenue from oil sands extraction. The Fund’s screening criteria is measured at the time of investment and is dependent upon information and data that may be incomplete, inaccurate or unavailable. This screening criteria is subject to change over time at BlackRock’s discretion.
The Fund then seeks to pursue its investment objective by investing in equity securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks which the Fund can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. The investment process is driven with systematic and quantitative implementation based on an issuer’s expected returns, which include measurable ESG characteristics, risk and transaction costs, as determined by BlackRock’s proprietary research.
BlackRock then constructs and rebalances the portfolio’s weightings by integrating its investment insights with the model-based optimization process. Certain of the investment insights relate to ESG characteristics in BlackRock-defined categories, including, but not limited to, (i) superior growth characteristics of issuers, (ii) risk mitigation characteristics of issuers, (iii) themes related to social matters and (iv) economic transition, which includes, but is not limited to, environmental considerations. Examples of such ESG characteristics include management quality, governance, controversies at issuers, public health analytics and an issuer’s innovation-oriented research and development. The ESG characteristics utilized in the portfolio construction process may change over time and one or more characteristics may not be relevant to all issuers that are eligible for investment.
From time to time, the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”).
The Fund may use derivatives, including options, futures, swaps (including, but not limited to, total return swaps, some of which may be referred to as contracts for difference) and forward contracts both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against
adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index, including but not limited to the Benchmark. The use of options, futures, swaps and forward contracts can be effective in protecting or enhancing the value of the Fund’s assets.
The section of the Prospectuses entitled “Details About the Funds — How Each Fund Invests — Principal Investment Strategies — Advantage ESG Emerging Markets Equity” is deleted in its entirety and replaced with the following:
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by, or tied economically to, companies in emerging markets and derivatives that have similar economic characteristics to such securities. BlackRock considers an emerging market country to include any country that is: (1) generally recognized to be an emerging market country by the international financial community, including the World Bank; (2) classified by the United Nations as a developing country; or (3) included in the MSCI Emerging Markets Index (the “Benchmark”). BlackRock determines that an investment is tied economically to an emerging market if such investment satisfies one or more of the following conditions: (1) the issuer’s primary trading market is in an emerging market; (2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in emerging markets; or (3) the investment is included in an index representative of emerging markets.
Generally, the Fund will invest in equities or other financial instruments that are components of, or have characteristics similar to, the securities included in the Benchmark. The Benchmark is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. As of July 31, 2021, the issuers in the Benchmark have a market capitalization ranging from $2.5 billion to $1.9 trillion.
Equity securities include common stock, preferred stock and convertible securities. The Fund primarily seeks to buy common stock and may also invest in preferred stock and convertible securities.
The Fund seeks to achieve certain objectives related to environmental, social and governance (“ESG”) characteristics, climate risk and climate opportunities. Specifically, the Fund seeks to invest in a portfolio of equity securities that, in BlackRock’s view, (i) has an aggregate ESG assessment that is better than the aggregate ESG assessment of the Benchmark, (ii) has an aggregate carbon emissions assessment that is lower than that of the Benchmark, and (iii) in the aggregate, identifies issuers that BlackRock believes are better positioned to capture climate opportunities relative to the issuers in the Benchmark.
From time to time, the Fund may invest in shares of companies through “new issues” or IPOs.
The Fund may use derivatives, including options, futures, swaps (including, but not limited to, total return swaps, some of which may be referred to as contracts for difference) and forward contracts both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index, including but not limited to the Benchmark. The use of options, futures, swaps and forward contracts can be effective in protecting or enhancing the value of the Fund’s assets.
The section of the Prospectuses entitled “Details About the Funds — How Each Fund Invests — Investment Processes” is deleted in its entirety and replaced with the following:
BlackRock Advisors, LLC (“BlackRock”) seeks to utilize exclusionary screens in determining the investment universe and to incorporate investment insights related to environmental, social and governance (“ESG”) characteristics in the portfolio construction process.

To determine each Fund’s investable universe, BlackRock, the Funds’ investment manager, will first seek to screen out certain companies or industries based on certain ESG criteria determined by BlackRock.
Such screening criteria principally includes:

(i)	issuers engaged in the production of controversial weapons;

(ii)	issuers that derive more than five percent of revenue from the production of civilian firearms;

(iii)	issuers engaged in the production of tobacco-related products;

(iv)	issuers that derive certain revenue from thermal coal generation or more than five percent of revenue from thermal coal mining, unless the Fund is investing in green bonds of such issuers; and

(v)	issuers that derive more than five percent of revenue from oil sands extraction.
The Fund’s screening criteria is measured at the time of investment and is dependent upon information and data that may be incomplete, inaccurate or unavailable. This screening criteria is subject to change over time at BlackRock’s discretion.
Each Fund then seeks to pursue its investment objective by investing in equity securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks which the Funds can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. The investment process is driven with systematic and quantitative implementation based on an issuer’s expected returns, which include measurable ESG characteristics, risk and transaction costs, as determined by BlackRock’s proprietary research.
BlackRock then constructs and rebalances the portfolio’s weightings by integrating its investment insights with the model-based optimization process. Certain of the investment insights relate to ESG characteristics in BlackRock-defined categories, including, but not limited to, (i) superior growth characteristics of issuers, (ii) risk mitigation characteristics of issuers, (iii) themes related to social matters and (iv) economic transition, which includes, but is not limited to, environmental considerations. Examples of such ESG characteristics include management quality, governance, controversies at issuers, public health analytics and an issuer’s innovation-oriented research and development. With respect to economic transition, BlackRock researches and develops investment insights that target carbon transition readiness and climate opportunities. The ESG characteristics utilized in the portfolio construction process may change over time and one or more characteristics may not be relevant to all issuers that are eligible for investment.
BlackRock’s ESG research does not attempt to capture all possible ESG characteristics, rather those that in BlackRock’s opinion, can be measured and have an associated investment thesis. Fund management may consider both positive and negative ESG characteristics of an issuer when developing such investment theses. BlackRock determines which ESG characteristics to include in the model and what changes are made in the model over time.
ESG-related
characteristics are not the sole considerations in the portfolio construction process and BlackRock’s evaluation of ESG characteristics may change over time. In addition, a Fund may gain indirect exposure (through, including but not limited to, derivatives and investments in other investment companies) to issuers with exposures that are inconsistent with the ESG criteria used by BlackRock described above.
The Funds do not have a stated minimum holding period for investments and may buy or sell securities whenever Fund management sees an appropriate opportunity. Each Fund may engage in active and frequent trading of its investments.
Shareholders should retain this Supplement for future reference.
PR2SAI-ADVESG-0921SUP